13. DERIVATIVE CONTRACTS, AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Contracts At Fair Value Tables
Primary underlying risk
Commodity price	Volume (Bbl)	Floor	Ceiling
Collars
Crude oil
Jan – Dec 2013	37,320	$73.00	$99.00
Jan – July 2014	14,280	$73.00	$99.00

Impact of Derivatives on the Consolidated Balance Sheets and Consolidated Statement of Operations

	Six Months Ended June 30, 2013
	(unaudited)
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$56,548	$102,821	$

	Year Ended December 31, 2012
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$159,369	$(159,369)	$

	Year Ended December 31, 2011
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Put options	$	$	$	$(57,053)